Principal accounting policies (Schedule of Cash and Cash Equivalents) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 2,387,478	$ 347,867	¥ 1,524,982
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		125,245		$ 147,889
U.S. Dollars [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		3		3
U.S. Dollars [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		122,704		143,357
U.S. Dollars [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		2,534		4,525
U.S. Dollars [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $		$ 4		$ 4
Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥	1,527,896		558,645
Renminbi [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥	272		271
Renminbi [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥	128		153
Renminbi [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥	326,156		237,756
Renminbi [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥	¥ 1,201,340		¥ 320,465